Stock Compensation - Summary of Stock by Class (Details) - shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued	54,323,980	54,517,785	58,862,574
Class B [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued	49,368,701	41,100,307	32,328,809